INVESTMENT IN UNCONSOLIDATED ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
INVESTMENT IN UNCONSOLIDATED ENTITIES
INVESTMENT IN UNCONSOLIDATED ENTITIES

NOTE 6 – INVESTMENT IN UNCONSOLIDATED ENTITIES

The Company accounts for its investment in Viking under the equity method. The Company owns approximately 60.9% of the outstanding common shares of Viking at March 31, 2023.

Table below shows the changes in the investments in unconsolidated entities for the three months ended March 31, 2023 and the year ended December 31, 2022.

	March 31, 2023	December 31, 2022
Carrying amount – beginning	$26,837,718	$36,299,592
Proportionate share of (losses)	(1,097,839)	(9,461,874)

Carrying amount – ending	$25,739,879	$26,837,718

NOTE 6 – INVESTMENT IN UNCONSOLIDATED ENTITIES

The Company accounts for its investment in Viking under the equity method. The Company owns approximately 60.9% of the outstanding common shares of Viking at December 31, 2022.

Table below shows the changes in the investments in unconsolidated entities for the years ended December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
Carrying amount – beginning	$36,299,592	$15,830,538
Investment in Viking	-	29,900,000
Proportionate share of (losses)	(9,461,874)	(9,430,946)

Carrying amount – ending	$26,837,718	$36,299,592